INCOME TAXES	12 Months Ended
Jan. 31, 2012
INCOME TAXES [Text Block]

NOTE 11 – INCOME TAXES

Income tax expense has not been recognized for the years ended January 31, 2012, 2011 and 2010 and no taxes were payable at January 31, 2012 and 2011 as the Company has incurred losses since its inception. The actual income tax benefit differs from the expected amounts calculated by applying the combined income tax rates applicable in each jurisdiction to the Company’s loss before income taxes. The components of these differences are as follows:

	Year ended	Year ended	Year ended
	January 31,	January 31,	January 31,
	2012	2011	2010

Net loss for the year before income tax	$(8,998,382)	$(5,164,198)	$(2,658,296)
Combined federal and provincial tax rate	26%	34%	34%

Expected income tax recovery	(2,373,000)	(1,756,000)	(904,000)
Items not deductible for tax purposes	168,000	1,031,000	261,000
Adjustment to prior year’s net operating losses	-	76,000	-
Financing fees charged to equity	(247,000)	-	-
Effect of rate change	109,000	-	-
Net tax effect of assets recorded on re-domicile	(1,420,000)	-	-
Change in valuation allowance	3,763,000	649,000	643,000
Income tax provision	$-	$-	$-

At January 31, 2012 and 2011, the Company had the following deferred tax assets. The Company established a 100% valuation allowance, as management believes it is more likely than not that the deferred tax assets will not be realized.

	January 31,	January 31,
	2012	2011
Capital assets and cumulative eligible capital	$46,000	$-
Mineral resource expenditures	4,504,000	-
Financing costs	264,000	-
Non-capital losses	2,622,000	3,673,000
Less: valuation allowance	(7,436,000)	(3,673,000)
	$-	$-

The Company has mineral resources tax assets of $18,017,000. These tax assets may reduce resource income in future years, and the tax assets may be carried forward indefinitely under normal operating circumstances. The Company has available non-capital losses of $10,486,000 for Canadian income tax purposes. These losses may be carried forward to reduce taxable income in future years until they expire:

2015	$504,000
2026	905,000
2027	533,000
2028	583,000
2029	1,459,000
2030	2,120,000
2031	1,645,000
2032	2,737,000
$10,486,000

The non-capital losses available to carry forward in the United States as at January 31, 2011 expired as a result of the re-domicile of the Company to Canada from the United States on June 8, 2012 and its subsidiary on June 3, 2012.